COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2014, each of the leases described above did not have an effect on the year 2018. A summary of the future minimum rental payments required under operating leases as of December 31, 2014 are as follows:

Years ended	Operating Leases
2015	335,910
2016	232,200
2017	96,750
Total minimum lease payments	$664,860